Pension Benefits - Components of Other Comprehensive Loss Relating to Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive income (loss):
Net (loss) gain arising during the period	$ (3,930)	$ 6,143	$ (12,052)
Amortization of net actuarial loss (gain)	1,484	1,979	319
Plan settlement	973
Total (loss) income before income taxes	$ (1,473)	$ 8,122	$ (11,733)